Leases	12 Months Ended
Dec. 31, 2021
Rubicon Technologies L L C [Member] | Rubicon [Member]
Leases

Note 7—Leases

The Company leases its office facilities under operating lease agreements expiring through 2031. While each of the leases includes renewal options, the Company has only included the base lease term in its calculation of lease assets and liabilities as it is not reasonably certain to utilize the renewal options. The Company does not have any finance leases.

Balance sheet information related to operating leases is as follows (in thousands):

	As of December 31,
	2021	2020
Assets
Right-of-use assets	$3,920	$3,884

Liabilities
Current lease liabilities	1,675	1,412
Non-current lease liabilities	3,770	4,555
Total liabilities	$5,445	$5,967

Lease expense information related to operating leases is as follows (in thousands):

	2021	2020
Lease expense
Operating lease expense	$1,507	$1,479
Short-term lease expense	601	586
Less: Sublease income	(802)	(605)
Total lease expense	$1,306	$1,460

Lease expenses are included in “General and administrative” expenses in the Company’s consolidated statements of operations. The impact of the Company’s leases on the consolidated statement of cash flows is presented in the operating activities section, which mainly consisted of cash paid for operating lease liabilities of approximately $2.0 million and $1.9 million during the years ended December 31, 2021 and 2020, respectively.

As of December 31, 2021 and 2020, operating leases had weighted-average remaining lease terms of approximately 4.6 years and 3.5 years, respectively, and a weighted-average discount rate of 11.43% and 11.50%, respectively, to measure operating lease liabilities.

The following table presents information regarding the maturities of the undiscounted remaining operating lease payments, with a reconciliation to the amount of the liabilities representing such payments as presented in the December 31, 2021 Consolidated Balance Sheet (in thousands).

Years Ending December 31,
2022	$2,224
2023	2,276
2024	1,228
2025	151
2026	152
Thereafter	732
Total minimum lease payments	6,763
Less: Imputed interest	(1,318)
Total operating lease liabilities	$5,445

Operating lease amounts above do not include sublease income. The Company has entered into a sublease agreement with a third party. Under the agreement, the Company expects to receive sublease income of approximately $1.9 million over the next three years.